SHARE-BASED COMPENSATION - SCHEDULE OF UNVESTED RESTRICTED STOCK UNIT ACTIVITY (Details) - Unvested restricted stock units shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of units, beginning | shares	21,968
Weighted Average Grant date fair value, beginning | $ / shares	$ 22.26
Number of units, Vested | shares	(5,492)
Weighted Average Grant date fair value, Vested | $ / shares	$ 21.30
Number of units, forfeited | shares	(16,476)
Weighted Average Grant date fair value, Forfeited | $ / shares	$ 22.58